Label	Element	Value
FPA U.S. Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

FPA U.S. Value Fund, Inc. (FPPFX)

Supplement dated October 29, 2020 to the

Prospectus dated April 30, 2020

This Supplement updates certain information contained in the Prospectus for FPA U.S. Value Fund, Inc., (the “Fund”) dated April 30, 2020.  You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by visiting our web site at www.fpa.com/funds or call (800) 982-4372.

Effective December 28, 2020, the Fund’s name is changed from FPA U.S. Value Fund, Inc. to FPA U.S. Core Equity Fund, Inc. and all references to FPA U.S. Value Fund, Inc. in the Prospectus are hereby replaced with references to FPA U.S. Core Equity Fund, Inc.

Risk/Return [Heading]	rr_RiskReturnHeading	FPA U.S. Value Fund, Inc.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective December 28, 2020, the first sentence underneath the title “Principal Investment Strategies” on pages 3 and 10 of the Prospectus is hereby replaced in its entirety with the following two sentences:

Under normal circumstances, the Fund’s portfolio manager invests at least 80% of the value of its net assets in equity securities of U.S. companies. In addition, under normal circumstances, the Fund seeks to generate returns in excess of the S&P 500 Index over full market cycles.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective December 28, 2020, the second paragraph underneath the title “Performance Information” on page 7 of the Prospectus is hereby replaced in its entirety with the following:

The Standard & Poor’s 500 Index Composite Index is an unmanaged index that is generally representative of the U.S. stock market.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Effective December 28, 2020, the table at the top of page 8 of the Prospectus, underneath the title “Performance Information” is hereby replaced in its entirety with the following:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2019)
FPA U.S. Value Fund, Inc. | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.49%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.56%
FPA U.S. Value Fund, Inc. | FPA U.S. Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.58%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.02%
FPA U.S. Value Fund, Inc. | FPA U.S. Value Fund, Inc. | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	33.51%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.07%)	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.12%	[1]
FPA U.S. Value Fund, Inc. | FPA U.S. Value Fund, Inc. | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.66%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.64%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.65%	[1]

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor’s tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of Fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.